Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2017
Commitments and Contingencies
Overnight federal funds	$ 11,050
Commitments	2,900
Unfunded commitments	1,500
Investments		$ 300
Alloted to each property		$ 150
Future cash requirements	$ 38,710